Accounts payable for business combination (Tables)	12 Months Ended
Dec. 31, 2021
Accounts payable for business combination
Schedule of accounts payable for business combination
	December 31, 2021	December 31, 2020
Pluri	3,251	12,817
Mind Makers	7,044	15,000
Livro Fácil	14,055	15,907
Meritt	3,347	4,331
SEL	26,935	-
Redação Nota 1000	7,230	-
EMME	12,780	-
Editora De Gouges	457,671
	532,313	48,055
Current	20,502	17,132
Non-current	511,811	30,923
	532,313	48,055

Schedule of changes in accounts payable for business combination
	December 31, 2021	December 31, 2020
Opening balance	48,055	10,941
Additions	703,257	58,857
Payment	(224,448)	(26,389)
Interest payment	(1,571)	-
Interest adjustment	8,158	1,568
Remeasurement	(1,138)	3,078
Closing balance	532,313	48,055

Schedule of maturities of accounts payable for business combination
	December 31, 2021		December 31, 2020
Maturity of installments	Total	%	Total	%
2022	20,502	3.9%	17,132	35.7%
2023	35,685	6.7%	13,811	28.7%
2024	166,730	31.3%	17,112	35.6%
2025	153,264	28.8%	-	-
2026	156,132	29.3%	-	-
	532,313	100.0%	48,055	100.0%